OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 56,114,977	$ 67,981,405
Other non-current financial liabilities	716,563,778	675,767,201
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	21,542,736	31,470,003
Other non-current financial liabilities	2,439,253	13,057,542
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	1,534,467	2,060,325
Other non-current financial liabilities	13,797,468	14,481,105
Rio De Janeiro Refrescos Ltda | Banco Itau 10.215% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	11,996	41,467
Nominal interest rate			10.227%
Effective interest rate percentage			10.215%
Rio De Janeiro Refrescos Ltda | Banco Itau 10.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 11,764
Nominal interest rate		10.22%
Effective interest rate percentage		10.21%
Rio De Janeiro Refrescos Ltda | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	75,260	$ 504,815
Other non-current financial liabilities		$ 73,799
Nominal interest rate		9.47%	9.47%
Effective interest rate percentage		9.65%	9.65%
Rio De Janeiro Refrescos Ltda | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	109,573	$ 528,801
Other non-current financial liabilities		$ 105,807
Nominal interest rate		8.52%	8.52%
Effective interest rate percentage		8.54%	8.54%
Rio De Janeiro Refrescos Ltda | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	716,978	$ 657,610
Other non-current financial liabilities	$ 13,396,228	$ 14,289,735
Nominal interest rate	12.28%	12.28%	12.28%
Effective interest rate percentage	13.00%	13.00%	13.00%
Rio De Janeiro Refrescos Ltda | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 401,240
Nominal interest rate	7.39%
Effective interest rate percentage	7.65%
Rio De Janeiro Refrescos Ltda | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 280,995	$ 327,632
Nominal interest rate			12.00%
Effective interest rate percentage			12.00%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Banco Itau 10.215% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	11,996
Rio De Janeiro Refrescos Ltda | Up to 90 days | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	51,766
Rio De Janeiro Refrescos Ltda | Up to 90 days | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	57,750
Rio De Janeiro Refrescos Ltda | Up to 90 days | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	171,115
Rio De Janeiro Refrescos Ltda | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	280,995
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	23,494
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	51,823
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	545,863
Rio De Janeiro Refrescos Ltda | Maturity within one year | Banco Itau 10.21% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		11,764
Rio De Janeiro Refrescos Ltda | Maturity within one year | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		73,799
Rio De Janeiro Refrescos Ltda | Maturity within one year | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		105,807
Rio De Janeiro Refrescos Ltda | Maturity within one year | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		743,100
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	810,185
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	401,240
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	915,509	839,703
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,034,525	948,864
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,169,014	1,072,216
Rio De Janeiro Refrescos Ltda | More than 5 years | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	9,466,995	$ 10,685,852
Embotelladora del Atlantico S.A. | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	339,665
Nominal interest rate			7.39%
Effective interest rate percentage			7.65%
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	57,561
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 282,104